Derivative Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]

Note 9 – Derivative Liabilities

Certain of the Company’s convertible notes and warrants contain features that create derivative liabilities. The pricing model the Company uses for determining fair value of its derivatives is the Lattice Model. Valuations derived from this model are subject to ongoing internal and external verification and review. The model uses market-sourced inputs such as interest rates and stock price volatilities. Selection of these inputs involves management’s judgment and may impact net income. The derivative components of these notes are valued at issuance, at conversion, at restructure, and at each period end.

Derivative liability activity for the year ended December 31, 2021 was $0. Derivative liability activity for the years ended December 31, 2020 is summarized in the table below:

Conversion features issued	1,273,463
Settled upon conversion or exercise	(1,296,416)
Settled upon payment of note	(148,949)
Gain on revaluation	(508,839)
December 31, 2020	$807,682